Share Based Payments - Additional Information (Detail)					6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2021	Mar. 24, 2021 EUR (€)	Oct. 26, 2020 shares € / shares	Oct. 08, 2020	Sep. 30, 2021 shares	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Statement Of Share Based Payment Arrangements [Line Items]
Description of terms of options granted, share based payment arrangement				As per the share plan, participants are granted options which have the following vesting conditions: a) 50% of share options granted vest on the first anniversary of the participant’s start date, b) 25% of the share options vest subject to a production rate milestone and c) 25% of the share options vest subject to a contribution milestone. All the above conditions are subject to an exit event, which is the asset or share sale of the Group or an initial public offering (“IPO”). In addition, the employee participating in the share option scheme must be an employee of the Group at the time a vesting condition has been met. The latter condition, it is not applicable for non-employee participants.
Intrinsic value of options based on the vesting conditions							€ 24,747,000
Share-based Payment Arrangement, Expensed and Capitalized, Amount						€ 7,562,392	24,747,000
Expense from share-based payment transactions with employees						3,023,223	9,326,000	€ 0	€ 0
Share-based Payment Arrangement, Amount Capitalized						4,539,169	15,421,000
Equity-settled Share Plan to employees						7,562,000	24,747,000
Arrival Share Option Plan 2020 [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Granted during the year | shares			26,899,662
Exercise price | € / shares			€ 3.40909
Assessed fair value at the grant date of awards							€ 51,804,000
Arrival Share Option Plan 2020 [Member] | Change in Estimate For The Charge [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Equity-settled Share Plan to employees						722,525
Arrival Share Option Plan 2020 [Member] | First Anniversary Of The Participant Start Date [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Share options granted vest, percentage				50.00%
Arrival Share Option Plan 2020 [Member] | Production Rate Milestone [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Share options granted vest, percentage				25.00%
Arrival Share Option Plan 2020 [Member] | Contribution Mile Stone [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Share options granted vest, percentage				25.00%
Arrangements to Issue Equity Instruments Other than Options [Member] | Non Executive Directors [Member] | Restricted Stock Units [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Assessed fair value at the grant date of awards		€ 597,985
Share based compensation by share based award equity instruments other than options granted during the period | shares					50,000
Share based compensation by share based award vesting percentage		25.00%
Date of grant of share based arrangement	July 22, 2021
Allocated share based compensation non employees						291,053
Change in the fair value of share based compensation due to change in the currency of the strike price						143,841
Change in the fair value of share based compensation due to change in the currency of the strike price recognized in the income statement						€ 10,342